PIMCO International Bond Fund Unhedged Expense Example, No Redemption - PIMCO International Bond Fund Unhedged	Oct. 01, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 484
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,676
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	$ 1,984